As filed with the Securities and Exchange Commission on May 7, 2015
================================================================================
                                            1933 Act Registration No. 333-178767
                                             1940 Act Registration No. 811-22652

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 11                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 15                                                             [X]


                      FIRST TRUST VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Variable Insurance Trust
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603



It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on May 1, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to First Trust/Dow Jones Dividend & Income Allocation Portfolio and First Trust Multi Income Allocation Portfolio, each a series of the Registrant.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 7th day of May, 2015.


                                      FIRST TRUST VARIABLE INSURANCE TRUST



                                      By: /s/ Mark R. Bradley
                                          --------------------------------------
                                          Mark R. Bradley, Chief
                                          Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                               TITLE                                 DATE
                                        President and Chief Executive         May 7, 2015
      /s/ Mark R. Bradley               Officer
-------------------------------------
          Mark R. Bradley

                                        Treasurer, Chief Financial Officer    May 7, 2015
    /s/ James M. Dykas                  and Chief Accounting Officer
-------------------------------------
        James M. Dykas

                                                         )
James A. Bowen*                                  Trustee )
                                                         )
                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )
Thomas R. Kadlec*                                Trustee )
                                                         )
                                                         )
Robert F. Keith*                                 Trustee )                    BY: /s/ W. Scott Jardine
                                                         )                        ------------------------------
                                                         )                            W. Scott Jardine
Niel B. Nielson *                                Trustee )                            Attorney-In-Fact
                                                         )                            May 7, 2015

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess, to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and filed as an exhibit herewith.

                               INDEX TO EXHIBITS

      (101) Risk/return summary in interactive data format